MERRILL LYNCH
GLOBAL
CONVERTIBLE
FUND, INC.




FUND LOGO




Quarterly Report

January 31, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.






Merrill Lynch
Global Convertible
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper

MERRILL LYNCH GLOBAL CONVERTIBLE FUND, INC.


Officers and
Directors


Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Daniel A. Luchansky, Vice President
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch Global Convertible Fund, Inc., January 31, 1998


TO OUR SHAREHOLDERS


The global investment environment displayed both positive and negative crosscurrents during the quarter ended January 31, 1998. The Asian financial crisis has affected the world's investment outlook. Investors are concerned about increasing inflation caused by rapid growth and global deflation caused by economic contraction. However, a more rational and reasonable mindset generally has set the tone for the market during the January quarter. The effects of the Asian slowdown are not likely to throw the world into a depression at this time but rather will more likely affect isolated countries and companies dealing in that region. Whether or not this "Asian meltdown" will become the "Asian contagion" for the rest of the world's economies remains to be seen. To put the situation in perspective, it is interesting to note that the aggregate value of the stock markets of Singapore, South Korea, Indonesia, the Philippines and Thailand are of a lower value than the market capitalization of one US company, General Electric Co. ($226 billion versus $250 billion, respectively). Bristol-Myers Squibb Co. has approximately the same market value as that of the entire Malaysian stock market ($99 billion). In retrospect, much of the recent volatility may be attributed to the "tail wagging the dog" rather then the normal effects of supply and demand.

The apparently successful bailout by the International Monetary Fund of Indonesia and South Korea, positive regulatory changes in Japan, along with the prevailing so-called "Goldilocks" economy in the United States (solid growth coupled with low inflation), helped push the major markets higher during the January quarter. The Standard & Poor's 500 Index advanced 7.18%, the Dow Jones Industrial Average climbed 6.24%, and the Nikkei 225 advanced 1.03% during the quarter. Most of the smaller Asian stock markets suffered declines, with the Malaysian market fairing the worst, declining 29.69%, according to the Jakarta Composite Index. The US dollar strengthened across the board during the January quarter, rising 6% relative to the Deutschemark and French franc and 5.5% compared to the Japanese yen. US Treasury bonds climbed with the ten-year note's yield declining 33 basis points (0.33%), to rest at a yield of 5.50%. This backdrop of higher equity prices coupled with higher volatility and lower bond yields positively influenced convertible bond returns.

For the quarter ended January 31, 1998, Merrill Lynch Global Convertible Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +1.78%, +1.51%, +1.50% and +1.69%, respectively. The Fund outperformed the Lipper Overseas Global Convertible Fund Average of 20 other funds, which had a return of -0.13% for the quarter. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--7 of this report to shareholders.)

Part of the Fund's outperformance can be attributed to our concentration in US issues, which currently make up 70% of Fund investments. Alza Corp., one of our largest positions, was a key performer during the January quarter, rising 16.6% in value.
Furthermore, we reduced our cash position from 27% of net assets to 8% as compelling investments were identified.

We made many changes to the portfolio during the January quarter. In particular, we added BankAtlantic Bancorp, Inc., the largest savings bank in Florida; Hometown Buffets Inc., an operator of buffet-style restaurants; Key Energy Group, Inc., a leading oil service company; and Kmart Corp., an international retailer. Other additions included RJR Nabisco Holdings Corp., an international consumer products company; Thermo Instrument Systems, Inc., an analytical instrument manufacturer; and U.S. Filter Corp., a global provider of industrial and municipal water treatment systems. We also pared our holdings of Home Depot, Inc., the leading retailer of building materials, and Phycor, Inc., a physicians' practice management company. Portfolio deletions included ConAgra Inc.

We believe the climate for convertible securities is a favorable one. We remain partial toward domestic issues but continue to search globally for appropriate investments. We have maintained global exposure through our investments in Japan, the United Kingdom, Hong Kong, France, the Netherlands and Canada. With current equity prices near the high end of historical valuations, we intend to remain defensively postured with an emphasis toward higher premium, less equity sensitive, higher credit quality convertible issues. Compared to equities, convertible securities' total returns historically capture about three-quarters of a stock market's advance, but only participate in about half of a market's decline while having a substantially higher current yield. In addition, compared to the fixed-income universe, convertible securities are consistently ranked among the best-performing subcategories as measured by Lipper Analytical Services over all measured time periods. For these reasons, we continue to believe that global convertible issues are likely to offer good upside potential during firm equity and bond markets, yet offer a degree of protection when market conditions become negative.

In Conclusion
We thank you for your investment in Merrill Lynch Global Convertible
Fund, Inc.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President

(Daniel A. Luchansky)
Daniel A. Luchansky
Vice President and
Portfolio Manager



March 4, 1998



Merrill Lynch Global Convertible Fund, Inc., January 31, 1998


PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Performance
Summary--
Class A Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*      % Change**
11/4/88--12/31/88                 $ 9.97        $ 9.76        $0.173           $0.101            + 0.68%
1989                                9.76          9.50         0.431            0.483            + 6.83
1990                                9.50          8.20         0.047            0.497            - 8.07
1991                                8.20          9.06         0.151            0.382            +17.22
1992                                9.06          9.67         0.123            0.267            +11.12
1993                                9.67         10.68         0.081            0.327            +14.74
1994                               10.68         10.29         0.029            0.304            - 0.54
1995                               10.29         10.27          --              1.280            +12.54
1996                               10.27         10.54         0.190            0.388            + 8.40
1997                               10.54         10.29         1.662            0.099            +14.58
1/1/98--1/31/98                    10.29         10.39          --               --              + 0.97
                                                              ------           ------
                                                        Total $2.887     Total $4.128

                                                         Cumulative total return as of 1/31/98: +107.42%**

 *Figures may include short-term capital gains distributions.
**Figures do not include any sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*      % Change**
2/26/88--12/31/88                 $10.00       $  9.77        $0.173           $0.313            + 2.63%
1989                                9.77          9.51         0.431            0.376            + 5.68
1990                                9.51          8.25         0.047            0.373            - 8.94
1991                                8.25          9.12         0.151            0.284            +15.99
1992                                9.12          9.74         0.123            0.166            + 9.99
1993                                9.74         10.74         0.081            0.228            +13.48
1994                               10.74         10.35         0.029            0.205            - 1.45
1995                               10.35         10.35          --              1.146            +11.30
1996                               10.35         10.63         0.190            0.272            + 7.26
1997                               10.63         10.30         1.662            0.064            +13.33
1/1/98--1/31/98                    10.30         10.39          --               --              + 0.87
                                                              ------           ------
                                                        Total $2.887     Total $3.427

                                                          Cumulative total return as of 1/31/98: +92.32%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Performance
Summary--
Class C Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.74        $10.33        $0.029           $0.162            - 2.03%
1995                               10.33         10.34          --              1.146            +11.43
1996                               10.34         10.60         0.190            0.277            + 7.12
1997                               10.60         10.27         1.662            0.055            +13.26
1/1/98--1/31/98                    10.27         10.36          --               --              + 0.88
                                                              ------           ------
                                                        Total $1.881     Total $1.640

                                                          Cumulative total return as of 1/31/98: +33.60%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Merrill Lynch Global Convertible Fund, Inc., January 31, 1998


PERFORMANCE DATA (concluded)


Performance
Summary--
Class D Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.69        $10.30        $0.029           $0.170            - 1.78%
1995                               10.30         10.29          --              1.252            +12.34
1996                               10.29         10.55         0.190            0.365            + 8.04
1997                               10.55         10.27         1.662            0.092            +14.19
1/1/98--1/31/98                    10.27         10.37          --               --              + 0.97
                                                              ------           ------
                                                        Total $1.881     Total $1.879

                                                          Cumulative total return as of 1/31/98: +37.46%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                       +14.58%         +8.57%
Five Years Ended 12/31/97                 + 9.79          +8.61
Inception (11/4/88) through 12/31/97      + 8.18          +7.54

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/97                       +13.33%         +9.45%
Five Years Ended 12/31/97                 + 8.63          +8.63
Inception (2/26/88) through 12/31/97      + 6.77          +6.77

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/97                       +13.26%        +12.29%
Inception (10/21/94) through 12/31/97     + 9.19         + 9.19

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                       +14.19%         +8.19%
Inception (10/21/94) through 12/31/97     +10.14          +8.30

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Recent
Performance
Results
                                                                                                      12 Month      3 Month
                                                                1/31/98      10/31/97    1/31/97      % Change      % Change
ML Global Convertible Fund, Inc. Class A Shares*                 $10.39       $11.87      $10.62      +13.76%(1)    + 1.78%(1)
ML Global Convertible Fund, Inc. Class B Shares*                  10.39        11.90       10.70      +12.90(1)     + 1.51(1)
ML Global Convertible Fund, Inc. Class C Shares*                  10.36        11.87       10.68      +12.81(1)     + 1.50(1)
ML Global Convertible Fund, Inc. Class D Shares*                  10.37        11.86       10.63      +13.45(1)     + 1.69(1)
Dow Jones Industrial Average**                                 7,906.50     7,442.08    6,813.09      +16.05        + 6.24
S&P 500 Index**                                                  980.28       914.62      786.16      +24.69        + 7.18
Japan Nikkei Dow Jones 225**++                                16,628.47    16,458.94   18,330.01      - 9.28        + 1.03
London Financial Times Index**                                 5,458.50     4,842.30    4,275.80      +27.66        +12.73
ML Global Convertible Fund, Inc. Class A Shares--Total Return*                                        +14.82(2)     + 1.78(1)
ML Global Convertible Fund, Inc. Class B Shares--Total Return*                                        +13.57(3)     + 1.51(1)
ML Global Convertible Fund, Inc. Class C Shares--Total Return*                                        +13.40(4)     + 1.50(1)
ML Global Convertible Fund, Inc. Class D Shares--Total Return*                                        +14.43(5)     + 1.69(1)
Dow Jones Industrial Average--Total Return**                                                          +18.14        + 6.70
S&P 500 Index--Total Return**                                                                         +26.89        + 7.62

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based index comprised of common stocks.
 ++Index is expressed in base currency terms (yen).
(1)Percent change includes reinvestment of $1.662 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.099 per share ordinary income dividends and $1.662 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.064 per share ordinary income dividends and $1.662 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.055 per share ordinary income dividends and $1.662 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.092 per share ordinary income dividends and $1.662 per share capital gains distributions.



Merrill Lynch Global Convertible Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS                                                                                  (in US dollars)
NORTH                                       Shares                                                                Percent of
AMERICA            Industries                Held             Common Stocks                Cost         Value     Net Assets
Canada             Metals & Mining          20,000     Inco, Limited                   $    364,012  $    355,000       1.34%

                                                       Total Investments in
                                                       Canadian Common Stocks               364,012       355,000       1.34

United States      Consumer Products        10,000     RJR Nabisco Holdings Corp.           320,600       315,000       1.19

                   Pharmaceuticals           1,091     Crescendo Pharmaceuticals Corp.       12,547        12,683       0.05

                                                       Total Investments in the
                                                       United States Common Stocks          333,147       327,683       1.24

                                                       Convertible Preferred Stocks

United States      Insurance                10,000     American General Corp., Pfd.         523,200       730,000       2.76
                                            15,000     St. Paul Companies, Inc., Pfd.       784,736     1,137,188       4.29
                                                                                       ------------  ------------     -------
                                                                                          1,307,936     1,867,188       7.05

                   Oil & Gas Producers       7,000     Lomak Petroleum, Inc.,
                                                       $5.75 Pfd.                           350,000       326,375       1.23
                                            10,000     Occidental Petroleum Corp.,
                                                       Pfd., Series A                       580,600       775,000       2.93
                                                                                       ------------  ------------     -------
                                                                                            930,600     1,101,375       4.16

                   Real Estate Investment   20,000     Merry Land & Investment
                   Trust                               Company, Inc., Pfd.                  509,462       557,500       2.11

                   Retail                   10,000     Kmart Corp. Financing I, Pfd.        556,850       515,000       1.94
                   Steel                    30,000     USX Capital Trust I, Pfd.          1,387,500     1,436,250       5.42
                                            20,000     WHX Corp., Pfd., Series B            993,700       933,750       3.53
                                                                                       ------------  ------------     -------
                                                                                          2,381,200     2,370,000       8.95

                                                       Total Investments in the
                                                       United States Convertible
                                                       Preferred Stocks                   5,686,048     6,411,063      24.21

                                             Face
                                            Amount           Convertible Bonds

United States      Assisted Living   US$   300,000     Assisted Living Concepts,
                                                       Inc., 6% due 11/01/2002              300,000       318,000       1.20

                   Automobile Parts      1,500,000     The Pep Boys--Manny, Moe & Jack,
                                                       4% due 9/01/1999                   1,461,250     1,477,500       5.58

                   Banking                 435,000     BankAtlantic Bancorp, Inc.,
                                                       5.625% due 12/01/2007                435,000       489,375       1.85

                   Environmental           600,000     U.S. Filter Corp., 4.50% due
                                                       12/15/2001                           636,000       664,500       2.51

                   Health Services         800,000     Phycor, Inc., 4.50% due 2/15/2003    744,000       726,000       2.74
                                           160,000     Tenet Healthcare Corp., 6%
                                                       due 12/01/2005 (convertible into
                                                       Vencor)                              151,600       152,800       0.58
                                                                                       ------------  ------------     -------
                                                                                            895,600       878,800       3.32

                   Medical Equipment       800,000     ThermoTrex Corp., 3.25% due
                                                       11/01/2007                           800,000       710,000       2.68

                   Mining                  250,000     Coeur D'Alene Mines Corp., 7.25%
                                                       due 10/31/2005                       183,750       192,500       0.73

                   Office Supplies         600,000     US Office Products Co., 5.50%
                                                       due 5/15/2003                        549,000       512,250       1.93

                   Oil Service             500,000     Key Energy Group, Inc., 5% due
                                                       9/15/2004                            417,150       421,875       1.59

                   Pharmaceuticals       1,500,000     Alza Corp., 5% due 5/01/2006       1,531,250     1,705,320       6.44

                   Restaurants             350,000     Hometown Buffet, Inc., 7% due
                                                       12/01/2002                           351,750       348,687       1.31

                   Retail Stores           250,000     Home Depot, Inc., 3.25% due
                                                       10/01/2001                           254,687       350,000       1.32

                   Scientific Instruments  500,000     Thermo Instrument Systems, Inc.,
                                                       4% due 1/15/2005                     500,000       508,125       1.92

                   Transportation          600,000     Alaska Air Group, Inc., 6.50%
                                                       due 6/15/2005**                      625,500     1,360,878       5.14

                                                       Total Investments in the
                                                       United States Convertible Bonds    8,940,937     9,937,810      37.52

                                                       Total Investments in North
                                                       American Securities               15,324,144    17,031,556      64.31

PACIFIC                                     Shares
BASIN                                        Held               Common Stocks

Hong Kong          Utilities--Electric      50,000     Shandong Huaneng Power
                                                       Company Ltd. (ADR) (a)               503,000       381,250       1.44

                                                       Total Investments in Hong Kong
                                                       Common Stocks                        503,000       381,250       1.44

                                           Face
                                          Amount               Convertible Bonds

Japan              Chemicals       YEN  50,000,000     No. 6 Sumitomo Bakelite Co.,
                                                       Ltd., 1.20% due 9/29/2006            521,478       453,900       1.71

                   Electronics          50,000,000     No. 5 Matsushita Electric
                                                       Industrial Co., 1.30% due
                                                       3/29/2002                            513,387       497,673       1.88
                                        30,000,000     No. 3 Sony Corp., 1.40% due
                                                       9/30/2003                            361,653       505,639       1.91
                                        30,000,000     No. 2 Tokyo Electron Ltd.,
                                                       0.90% due 9/30/2003                  343,548       373,847       1.41
                                                                                       ------------  ------------     -------
                                                                                          1,218,588     1,377,159       5.20

                   Food & Beverage      14,000,000     No. 1 Sanyo Coca-Cola Bottling,
                                                       Inc., 0.90% due 6/30/2003            146,267        97,721       0.37

                                                       Total Investments in Japanese
                                                       Convertible Bonds                  1,886,333     1,928,780       7.28

                                                       Total Investments in
                                                       Pacific Basin Securities           2,389,333     2,310,030       8.72




Merrill Lynch Global Convertible Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                      (in US dollars)
WESTERN                                     Shares                                                                Percent of
EUROPE             Industries                Held             Common Stocks                Cost         Value     Net Assets
United Kingdom     Food & Beverage          72,876     Diageo PLC                      $    566,012  $    653,826       2.47%

                                                       Total Investments in the
                                                       United Kingdom Common Stocks         566,012       653,826       2.47

                                             Face
                                            Amount          Convertible Bonds

France             Leisure           Frf 4,200,000     Euro Disney SCA, 6.75% due
                                                       10/01/2001                           686,298       743,397       2.81

                   Pharmaceuticals       2,170,000     Sanofi S.A., 4% due 1/01/2000
                                                       (Units)                              498,434       830,779       3.14

                                                       Total Investments in French
                                                       Convertible Bonds                  1,184,732     1,574,176       5.95

Netherlands        Insurance         US$   500,000     Aegon N.V., 4.75% due 11/01/2004     626,250     1,691,800       6.39

                                                       Total Investments in the Netherlands
                                                       Convertible Bonds                    626,250     1,691,800       6.39

United Kingdom     Food &          Pound   500,000     Allied-Lyons PLC, 6.75%
                   Beverage     Sterling               due 7/07/2008                        858,247       848,150       3.20


                                                       Total Investments in the
                                                       United Kingdom Convertible Bonds     858,247       848,150       3.20

                                                       Total Investments in
                                                       Western European Securities        3,235,241     4,767,952      18.01

SHORT-TERM
SECURITIES                                                         Issue

                   Commercial       US$    300,000     General Electric Capital Corp.,
                   Paper*                              5.64% due 2/02/1998                  299,906       299,906       1.13
                                         1,078,000     General Motors Acceptance Corp.,
                                                       5.63% due 2/02/1998                1,077,663     1,077,663       4.07
                                                                                       ------------  ------------     -------
                                                                                          1,377,569     1,377,569       5.20

                   US Government         1,500,000     US Treasury Bills, 4.90% due
                   Obligations*                        2/05/1998                          1,498,979     1,498,979       5.66

                                                       Total Investments in
                                                       Short-Term Securities              2,876,548     2,876,548      10.86

                   Total Investments                                                   $ 23,825,266    26,986,086     101.90
                                                                                       ============
                   Short Sales (Proceeds--$859,122)**                                                  (1,218,919)     (4.60)

                   Liabilities in Excess of Other Assets                                                  714,953       2.70
                                                                                                     ------------     -------
                   Net Assets                                                                        $ 26,482,120     100.00%
                                                                                                     ============     =======

                   Net Asset     Class A--Based on net assets of $3,266,767 and 314,471
                   Value:                 shares outstanding                                         $      10.39
                                                                                                     ============
                                 Class B--Based on net assets of $15,990,641 and 1,539,363
                                          shares outstanding                                         $      10.39
                                                                                                     ============
                                 Class C--Based on net assets of $1,189,320 and 114,784
                                          shares outstanding                                         $      10.36
                                                                                                     ============
                                 Class D--Based on net assets of $6,035,392 and 581,916
                                          shares outstanding                                         $      10.37
                                                                                                     ============



(a)American Depositary Receipts (ADR).
  *Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 **Covered Short Sales entered into as of January 31, 1998 were as follows:

   Shares                     Issue                   Value

   25,100             Alaska Air Group, Inc.       $(1,218,919)
                                                   -----------
   Total (Proceeds--$859,122)                      $(1,218,919)
                                                   ===========

